Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	SFr 689	SFr 1,218	SFr (606)	SFr 1,907	SFr (557)
Gains/(losses) recognized in income on hedged items	(751)	(1,320)	619	(2,071)	575
Net gains/(losses) on the ineffective portion	(62)	(102)	13	(164)	18
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	689	1,218	(606)	1,907	(559)
Gains/(losses) recognized in income on hedged items	(751)	(1,320)	619	(2,071)	577
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	0	0	0	0	2
Gains/(losses) recognized in income on hedged items	0	0	0	0	(2)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	(1)	32	(6)	31	(2)
Gains/(losses) recognized in AOCI on derivatives	31	57	24	88	33
Gains/(losses) reclassified from AOCI into income	6	(1)	(7)	5	(13)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	27
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	35	62	(5)	97	54
Gains/(losses) reclassified from AOCI into income	8	8	9	16	18
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(4)	(5)	29	(9)	(21)
Gains/(losses) reclassified from AOCI into income	(2)	(9)	(16)	(11)	(31)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(232)	(20)	321	(252)	808
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	SFr (232)	SFr (20)	SFr 321	SFr (252)	SFr 808